Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (recovery)	$ 14,117	$ (2,699)
Deferred tax liability not recognized	119,000	134,000
Deductible temporary differences for which no deferred tax asset is recognised	457,503	343,349
Income taxes paid	502,000	360,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,159,000	577,000
Canada | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	9,000
Canada | Capital Losses | Tax Dispute, Favorable Outcome
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	295,000
Canada | Non-capital Losses | Tax Dispute, Favorable Outcome
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	71,000
Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	102,000	110,000
Colombia | Operating Loss Carryforwards Expiration Year Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	101,000
Non-participating Share Capital | Fekola
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend	$ 117,000	$ 26,000
Priority dividend rate to non-controlling interest	20.00%